Loans (Tables)	12 Months Ended
Mar. 31, 2019
Loans Outstanding by Domicile and Industry of Borrower

The table below presents loans outstanding by domicile and industry of borrower at March 31, 2018 and 2019:

	2018	2019
	(in millions of yen)
Domestic:
Manufacturing	8,156,341	9,558,146
Construction and real estate	8,101,668	8,954,823
Services	5,024,018	5,113,386
Wholesale and retail	5,112,673	5,163,267
Transportation and communications	3,564,869	3,622,130
Banks and other financial institutions	4,471,423	4,303,231
Government and public institutions	8,882,125	2,358,904
Other industries (Note)	5,018,387	5,477,452
Individuals:
Mortgage loans	9,445,286	8,950,216
Other	883,724	907,589

Total domestic	58,660,514	54,409,144

Foreign:
Commercial and industrial	17,195,159	19,086,511
Banks and other financial institutions	7,465,140	9,126,392
Government and public institutions	302,891	296,872
Other	37,636	33,171

Total foreign	25,000,826	28,542,946

Total	83,661,340	82,952,090
Less: Unearned income and deferred loan fees—net	146,696	152,147

Total loans before allowance for loan losses	83,514,644	82,799,943

Note:	Other industries of Domestic includes trade receivables and lease receivables of consolidated VIEs.

Credit Quality Information of Loans Based on MHFG Group's Internal Rating System

The table below presents credit quality information of loans based on the MHFG Group’s internal rating system at March 31, 2018 and 2019:

	Normal obligors			Watch obligors excluding special attention obligors (1)			Impaired loans	Total
	Corporate	Retail (2)	Other (3)	Corporate	Retail (2)	Other (3)
	(in millions of yen)
2018
Domestic:
Manufacturing	7,705,495	77,947	23,343	197,465	9,775	246	142,070	8,156,341
Construction and real estate	7,317,972	541,778	13,332	172,287	15,466	—	40,833	8,101,668
Services	4,535,793	172,045	141,718	95,223	21,109	55	58,075	5,024,018
Wholesale and retail	4,636,236	177,965	17,305	121,832	27,975	476	130,884	5,112,673
Transportation and communications	3,414,781	76,532	1,774	35,339	8,916	—	27,527	3,564,869
Banks and other financial institutions	4,244,101	1,640	196,431	16,716	194	—	12,341	4,471,423
Government and public institutions	3,010,708	—	5,871,417	—	—	—	—	8,882,125
Other industries (4)	2,716,502	3,536	2,170,442	2,708	259	121,201	3,739	5,018,387
Individuals	222,410	9,822,244	88,044	23,491	81,550	1,109	90,162	10,329,010

Total domestic	37,803,998	10,873,687	8,523,806	665,061	165,244	123,087	505,631	58,660,514

Foreign:
Commercial and industrial	14,192,930	209	2,432,189	398,231	—	64,950	106,650	17,195,159
Banks and other financial institutions	6,949,036	—	487,978	28,126	—	—	—	7,465,140
Government and public institutions	301,072	—	—	—	—	—	1,819	302,891
Other	1,906	9,245	23,730	242	6	1,347	1,160	37,636

Total foreign	21,444,944	9,454	2,943,897	426,599	6	66,297	109,629	25,000,826

Total	59,248,942	10,883,141	11,467,703	1,091,660	165,250	189,384	615,260	83,661,340

2019
Domestic:
Manufacturing	9,209,834	69,080	19,805	141,202	8,278	1,303	108,644	9,558,146
Construction and real estate	8,186,308	505,142	15,920	186,753	14,490	25	46,185	8,954,823
Services	4,761,724	165,643	3,281	90,578	18,586	1	73,573	5,113,386
Wholesale and retail	4,686,541	161,392	26,881	127,695	25,553	591	134,614	5,163,267
Transportation and communications	3,472,991	71,934	934	37,593	7,472	—	31,206	3,622,130
Banks and other financial institutions	4,262,125	1,534	72	28,881	319	—	10,300	4,303,231
Government and public institutions	2,358,899	5	—	—	—	—	—	2,358,904
Other industries (4)	3,131,072	2,450	2,323,197	7,725	421	3,633	8,954	5,477,452
Individuals	233,986	9,384,955	64,974	21,127	70,427	1,168	81,168	9,857,805

Total domestic	40,303,480	10,362,135	2,455,064	641,554	145,546	6,721	494,644	54,409,144

Foreign:
Commercial and industrial	16,061,655	182	2,488,800	347,060	—	38,404	150,410	19,086,511
Banks and other financial institutions	8,623,103	—	492,831	10,458	—	—	—	9,126,392
Government and public institutions	296,870	—	—	—	—	—	2	296,872
Other	1,480	9,713	19,690	333	—	879	1,076	33,171

Total foreign	24,983,108	9,895	3,001,321	357,851	—	39,283	151,488	28,542,946

Total	65,286,588	10,372,030	5,456,385	999,405	145,546	46,004	646,132	82,952,090

Notes:

(1)	Special attention obligors are watch obligors with debt in TDR or 90 days or more delinquent debt. Loans to such obligors are considered impaired.
(2)	The obligor category classification is mainly based on past due status.
(3)	Non-impaired loans held by subsidiaries other than MHBK and MHTB constitute Other, since their portfolio segments are not identical to those of MHBK and MHTB.
(4)	Other industries of Domestic includes trade receivables and lease receivables of consolidated VIEs.

Impaired Loans Information

The table below presents impaired loans information at March 31, 2018 and 2019:

	Recorded investment (1)			Unpaid principal balance	Related allowance (3)	Average recorded investment	Interest income recognized (4)
	Requiring an allowance for loan losses	Not requiring an allowance for loan losses (2)	Total
	(in millions of yen)
2018
Domestic:
Manufacturing	135,083	6,987	142,070	146,857	45,750	218,899	1,869
Construction and real estate	31,557	9,276	40,833	48,752	4,411	49,926	516
Services	48,691	9,384	58,075	64,348	13,305	60,198	919
Wholesale and retail	119,463	11,421	130,884	139,556	42,798	139,333	1,842
Transportation and communications	25,019	2,508	27,527	28,480	6,862	25,672	370
Banks and other financial institutions	8,392	3,949	12,341	12,341	3,176	8,648	78
Other industries	3,650	89	3,739	3,869	3,563	4,537	53
Individuals	43,326	46,836	90,162	95,338	4,315	97,404	1,402

Total domestic	415,181	90,450	505,631	539,541	124,180	604,617	7,049

Foreign:
Total foreign (5)	63,346	46,283	109,629	125,329	28,333	151,588	1,042

Total	478,527	136,733	615,260	664,870	152,513	756,205	8,091

2019
Domestic:
Manufacturing	103,039	5,605	108,644	111,533	39,301	122,764	1,404
Construction and real estate	36,873	9,312	46,185	51,158	4,661	42,224	487
Services	64,021	9,552	73,573	79,736	16,311	67,679	1,058
Wholesale and retail	124,911	9,703	134,614	147,665	38,763	130,860	1,814
Transportation and communications	28,297	2,909	31,206	32,139	13,146	29,864	412
Banks and other financial institutions	6,473	3,827	10,300	10,300	1,327	10,671	109
Other industries	8,867	87	8,954	9,149	5,761	6,042	29
Individuals	37,488	43,680	81,168	88,331	2,630	86,082	1,326

Total domestic	409,969	84,675	494,644	530,011	121,900	496,186	6,639

Foreign:
Total foreign (5)	119,079	32,409	151,488	164,984	47,345	113,559	1,518

Total	529,048	117,084	646,132	694,995	169,245	609,745	8,157

Notes:

(1)	Amounts represent the outstanding balances of nonaccrual loans. The MHFG Group’s policy for placing loans in nonaccrual status corresponds to the Group’s definition of impaired loans.
(2)	These impaired loans do not require an allowance for loan losses because the MHFG Group has sufficient collateral to cover probable loan losses.
(3)

The allowance for loan losses on impaired loans includes the allowance for groups of loans which were collectively evaluated for impairment, in addition to the allowance for those loans that were individually evaluated for impairment. The total carrying amount of the groups of loans which were collectively evaluated for impairment at March 31, 2018 and 2019 was ¥245,809 million and ¥257,099 million, respectively.

(4)	Amounts represent the amount of interest income on impaired loans recognized on a cash basis and included in Interest income on loans in the consolidated statements of income.
(5)	The majority of Total foreign consist of Commercial and Industrial loans.

Troubled Debt Restructurings Entered Modified Periods by Type of Concession Granted

The following table presents modified loans that were determined to be TDRs during the fiscal years ended March 31, 2018 and 2019:

	Loan forgiveness or debt to equity swaps		Interest rate reduction and/or postponement of principal and/or interest
	Recorded investment (1)	Charge-offs
		(in millions of yen)
2018
Domestic:
Manufacturing	—	—	110,624
Construction and real estate	—	—	13,430
Services	—	—	40,774
Wholesale and retail	—	—	148,560
Transportation and communications	—	—	27,294
Banks and other financial institutions	—	—	8,529
Other industries	—	—	246
Individuals	—	—	14,960

Total domestic	—	—	364,417

Foreign:
Total foreign (2)	—	—	44,010

Total	—	—	408,427

2019
Domestic:
Manufacturing	—	—	134,544
Construction and real estate	—	—	39,254
Services	—	—	87,468
Wholesale and retail	—	—	167,299
Transportation and communications	—	—	33,991
Banks and other financial institutions	—	—	17,286
Other industries	—	—	120
Individuals	—	—	42,330

Total domestic	—	—	522,292

Foreign:
Total foreign (2)	984	1,964	44,033

Total	984	1,964	566,325

Notes:

(1)	Amounts represent the book values of loans immediately after the restructurings.
(2)	The majority of Total foreign consist of Commercial and Industrial loans.

Payment Defaults Occurred During Periods with Respect to Loans Modified as Troubled Debt Restructurings within Previous Twelve Months

The following table presents payment defaults which occurred during the fiscal years ended March 31, 2018 and 2019 with respect to the loans modified as TDRs within the previous twelve months:

	Recorded investment
	2018	2019
	(in millions of yen)
Domestic:
Manufacturing	4,019	1,173
Construction and real estate	80	121
Services	4,469	1,335
Wholesale and retail	25,710	15,087
Transportation and communications	264	878
Banks and other financial institutions	—	66
Other industries	130	1,650
Individuals	1,819	2,152

Total domestic	36,491	22,462

Foreign:
Total foreign	4,588	5,418

Total	41,079	27,880

Age Analysis of Past Due Loans

The table below presents an analysis of the age of the recorded investment in loans that are past due at March 31, 2018 and 2019:

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total
	(in millions of yen)
2018
Domestic:
Manufacturing	585	470	8,037	9,092	8,147,249	8,156,341
Construction and real estate	1,641	474	28,633	30,748	8,070,920	8,101,668
Services	1,977	1,142	5,051	8,170	5,015,848	5,024,018
Wholesale and retail	1,704	1,083	6,639	9,426	5,103,247	5,112,673
Transportation and communications	356	639	1,828	2,823	3,562,046	3,564,869
Banks and other financial institutions	—	1,301	—	1,301	4,470,122	4,471,423
Government and public institutions	—	—	—	—	8,882,125	8,882,125
Other industries	33	12	37	82	5,018,305	5,018,387
Individuals	31,566	12,426	31,444	75,436	10,253,574	10,329,010

Total domestic	37,862	17,547	81,669	137,078	58,523,436	58,660,514

Foreign:
Total foreign (Note)	897	450	41,316	42,663	24,958,163	25,000,826

Total	38,759	17,997	122,985	179,741	83,481,599	83,661,340

2019
Domestic:
Manufacturing	2,210	513	7,036	9,759	9,548,387	9,558,146
Construction and real estate	1,010	1,054	31,092	33,156	8,921,667	8,954,823
Services	633	196	3,494	4,323	5,109,063	5,113,386
Wholesale and retail	1,614	1,415	7,868	10,897	5,152,370	5,163,267
Transportation and communications	363	256	2,119	2,738	3,619,392	3,622,130
Banks and other financial institutions	3	484	6	493	4,302,738	4,303,231
Government and public institutions	—	—	—	—	2,358,904	2,358,904
Other industries	2	—	57	59	5,477,393	5,477,452
Individuals	27,139	11,013	28,965	67,117	9,790,688	9,857,805

Total domestic	32,974	14,931	80,637	128,542	54,280,602	54,409,144

Foreign:
Total foreign (Note)	668	211	26,316	27,195	28,515,751	28,542,946

Total	33,642	15,142	106,953	155,737	82,796,353	82,952,090

Note:	The majority of Total foreign consist of Commercial and Industrial loans.